Inventories (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw materials	$ 86,644	$ 79,776
Work in process	209,832	84,930
Finished goods	$ 1,488,519	1,095,869
Inventory, Gross		$ 1,260,575
Less: reserve for obsolete inventory
Inventory, Net	$ 1,784,995	$ 1,260,575